Unaudited Consolidated Condensed Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (894,780)	$ 1,138,959	$ (1,467,612)	$ 9,846,711
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of convertible notes				(811,150)
Change in fair value of warrant liabilities	145,833	291,667	1,895,834	(7,138,542)
Interest earned on investments held in Trust Account	(118,093)	(2,771,356)	(3,176,694)	(4,000,465)
Changes in operating assets and liabilities:
Prepaid expenses	12,355	(99,891)	(80,366)	279,888
Accounts payable and accrued expenses	421,599	59,400	885,650	(72,585)
Income taxes payable	(447,019)	113,579	204,695	248,647
Net cash used in operating activities	(880,105)	(1,267,642)	(1,738,493)	(1,647,496)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(69,352)	(252,060)	(578,694)
Cash withdrawn from Trust Account to pay franchise and income taxes	40,000	983,538	1,111,457	871,000
Cash withdrawn from Trust Account in connection with redemption		270,769,687	287,071,970
Net cash (used in) provided by investing activities	(29,352)	271,501,165	287,604,733	871,000
Cash Flows from Financing Activities:
Proceeds from promissory note – related party	69,352	126,030	578,689
Repayment of promissory note – related party				(141,367)
Proceeds from convertible promissory note - related party	562,728	400,000	584,326	900,000
Redemption of common stock		(270,769,687)	(287,071,970)
Net cash provided by (used in) financing activities	632,080	(270,243,657)	(285,908,955)	758,633
Net Change in Cash	(277,377)	(10,134)	(42,715)	(17,863)
Cash – Beginning of period	306,034	348,749	348,749	366,612
Cash – End of period	28,657	338,615	306,034	348,749
Supplementary cash flow information:
Excise tax payable attributable to redemption of common stock			2,870,720
Income taxes paid	$ 464,342	$ 448,349	$ 448,349	$ 511,000